SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of General and Administrative Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of supplementary financial statement information [Abstract]
Payroll and related expenses	$ 2,117	$ 1,706	$ 1,408
Professional fees	2,028	1,248	1,103
Insurance	939	1,046	1,064
Share based compensation	780	895	583
Depreciation	37	39	42
Other	409	132	108
General and administrative expenses	$ 6,310	$ 5,066	$ 4,308